Other Comprehensive Income - Reclassifications (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Other comprehensive income derivatives qualifying as hedges net of tax period increase decrease abstract
Interest rate contracts			$ 20,476	$ 20,483
Foreign exchange contracts cost of revenue			(1,307)	4,183
Amount of additional interest expense expected to be reclassified into earnings			577	11,363
Total before tax			19,746	24,666
Tax expense or benefit			(5,624)	(6,737)
Net of tax			14,122	17,929
Other comprehensive income defined benefit plans adjustment net of tax period increase decrease abstract
Adjustments related to pension obligations - pretax	4,250	6,324		12,959	19,112
Total before tax benefit plans			19,112	12,959
Benefit plans tax expense			(7,323)	(4,781)
OCI reclassification pensions			11,789	8,178
Total reclassifications for the period			$ 25,911	$ 26,107